Consolidated Statements of Shareholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Dividends declared, per share (in CAD per share)	$ 0.28	$ 0.28